Business Acquisition - Additional Information (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Sep. 01, 2022	Sep. 30, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill acquired			¥ 1,534,529
Youru
Business Acquisition [Line Items]
Goodwill acquired	¥ 1,534,529	¥ 1,534,529